UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
               (Address of principal executive offices) (Zip code)



                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          ------

Date of reporting period:  06/30/05
                          ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Micro Cap Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------

                                                                                            Shares                Value ($)
                                                                                      -------------------------------------


Common Stocks 97.4%
Consumer Discretionary 19.0%
Hotels Restaurants & Leisure 6.7%
Buffalo Wild Wings, Inc.*                                                                   86,600               2,701,920
Red Robin Gourmet Burgers, Inc.*                                                            63,600               3,941,928
                                                                                                               -----------
                                                                                                                 6,643,848

Leisure Equipment & Products 2.1%
MarineMax, Inc.*                                                                            64,300               2,009,375
                                                                                                               -----------
Specialty Retail 8.0%
A.C. Moore Arts & Crafts, Inc.*                                                             72,500               2,291,725
Allion Healthcare, Inc.* (b)                                                               102,800               1,686,126
Kenneth Cole Productions, Inc. "A"                                                          93,800               2,919,056
Zumiez, Inc.*                                                                               34,500               1,005,675
                                                                                                               -----------
                                                                                                                 7,902,582

Textiles, Apparel & Luxury Goods 2.2%
Movado Group, Inc.                                                                         115,800               2,186,304
                                                                                                               -----------
Consumer Staples 2.5%
Food & Staples Retailing
Wild Oats Markets, Inc.* (b)                                                               218,600               2,502,970
                                                                                                               -----------
Energy 4.7%
Oil, Gas & Consumable Fuels 4.7%
Brigham Exploration Co.*                                                                   148,200               1,353,066
Carrizo Oil & Gas, Inc.* (b)                                                               120,200               2,050,612
Warren Resources, Inc.* (b)                                                                114,100               1,192,345
                                                                                                               -----------
                                                                                                                 4,596,023

Financials 9.4%
Banks 7.5%
Fidelity Bancshares, Inc.                                                                   55,050               1,459,926
Franklin Bank Corp.*                                                                        98,400               1,845,984
Mercantile Bank Corp.                                                                       27,760               1,220,607
PrivateBancorp, Inc. (b)                                                                    46,200               1,634,556
Texas Capital Bancshares, Inc.*                                                             64,300               1,269,282
                                                                                                               -----------
                                                                                                                 7,430,355

Insurance 1.9%
National Interstate Corp.*                                                                  92,800               1,862,496
                                                                                                               -----------
Health Care 25.7%
Health Care Equipment & Supplies 9.1%
ArthroCare Corp.* (b)                                                                       71,300               2,491,222
Hologic, Inc.*                                                                              78,400               3,116,400
Palomar Medical Technologies, Inc.*                                                         83,200               1,990,144
Syneron Medical Ltd.*                                                                       38,000               1,390,420
                                                                                                               -----------
                                                                                                                 8,988,186

Health Care Providers & Services 15.6%
Amedisys, Inc.* (b)                                                                         71,200               2,618,736
HealthExtras, Inc.*                                                                        112,800               2,263,896
LCA-Vision, Inc.                                                                            52,000               2,519,920
Matria Healthcare, Inc.*                                                                    79,350               2,557,450
Psychiatric Solutions, Inc.*                                                                57,700               2,810,567
Symbion, Inc.*                                                                             109,000               2,599,650
                                                                                                               -----------
                                                                                                                15,370,219

Pharmaceuticals 1.0%
Encysive Pharmaceuticals, Inc.*                                                             96,200               1,039,922
                                                                                                               -----------
Industrials 7.7%
Aerospace & Defense 2.6%
EDO Corp.                                                                                   49,700               1,486,527
MTC Technologies, Inc.*                                                                     29,700               1,093,851
                                                                                                               -----------
                                                                                                                 2,580,378

Electrical Equipment 2.0%
General Cable Corp.*                                                                       133,800               1,984,254
                                                                                                               -----------
Road & Rail 3.1%
Celadon Group, Inc.*                                                                        85,100               1,450,104
Marten Transport Ltd.*                                                                      76,050               1,596,290
                                                                                                               -----------
                                                                                                                 3,046,394

Information Technology 26.2%
Communications Equipment 2.9%
Essex Corp.*                                                                               123,700               2,830,256
                                                                                                               -----------
Electronic Equipment & Instruments 6.0%
FARO Technologies, Inc.*                                                                    68,000               1,853,680
Measurement Specialties, Inc.*                                                              85,400               1,982,134
Photon Dynamics, Inc.* (b)                                                                  99,600               2,052,756
                                                                                                               -----------
                                                                                                                 5,888,570

IT Consulting & Services 1.3%
Jupitermedia Corp.*                                                                         76,800               1,315,584
                                                                                                               -----------
Semiconductors & Semiconductor Equipment 6.4%
DSP Group, Inc.*                                                                            59,700               1,425,039
Netlogic Microsystems, Inc.* (b)                                                            70,100               1,242,873
Power Integrations, Inc.*                                                                   82,900               1,788,153
Semitool, Inc.*                                                                            199,900               1,907,046
                                                                                                               -----------
                                                                                                                 6,363,111

Software 9.6%
Blackboard, Inc.* (b)                                                                       94,000               2,248,480
Catapult Communications Corp.*                                                             133,100               2,270,686
JDA Software Group, Inc.*                                                                  108,200               1,231,316
Majesco Entertainment Co.* (b)                                                             109,500                 716,130
VeriFone Holdings, Inc.*                                                                    51,700                 840,125
Witness Systems, Inc.*                                                                     117,100               2,134,733
                                                                                                               -----------
                                                                                                                 9,441,470

Materials 2.2%
Metals & Mining
NS Group, Inc.*                                                                             67,900               2,207,429
                                                                                                               -----------

Total Common Stocks (Cost $77,069,203)                                                                          96,189,726
                                                                                                               -----------
Securities Lending Collateral 14.8%
Scudder Daily Assets Fund Institutional, 3.19% (c)(d)
(Cost $14,623,250)                                                                      14,623,250              14,623,250
                                                                                                               -----------
Cash Equivalents 3.2%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $3,205,783)                                                                        3,205,783               3,205,783
                                                                                                               -----------

                                                                                              % of
                                                                                            Net Assets         Value ($)
                                                                                            ----------         ---------

Total Investment Portfolio  (Cost $94,898,236)                                               115.4             114,018,759
Other Assets and Liabilities, Net                                                            -15.4             -15,233,469
                                                                                                               -----------
Net Assets                                                                                   100.0              98,785,290
                                                                                                               ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(b) All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2005 amounted to $14,078,517 which is 14.3% of net assets.

(c) Scudder Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Micro Cap Fund, a series of Scudder
                                    MG Investments Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Micro Cap Fund, a series of Scudder
                                    MG Investments Trust


By:                                 /s/ Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005